Condensed Consolidated Statements of Changes in (Deficit)/Equity (Unaudited) - USD ($)		Common Stock [Member] Common Class A [Member]		Common Stock [Member] Common Class B [Member]		Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Sep. 30, 2024		$ 3,562	[1]	$ 2,741	[1]	$ 8,392,974	$ (8,742,227)	$ 92,082	$ (250,868)
Balance, shares at Sep. 30, 2024	[1]	8,905,435		6,853,674
Net income (loss)			[1]		[1]		3,157		3,157
Foreign currency translation adjustment			[1]		[1]			(76,902)	(76,902)
Balance at Mar. 31, 2025		$ 3,562	[1]	$ 2,741	[1]	8,392,974	(8,739,070)	15,180	(324,613)
Balance, shares at Mar. 31, 2025	[1]	8,905,435		6,853,674
Balance at Sep. 30, 2025		$ 4,482	[1]	$ 2,741	[1]	16,159,051	(10,764,802)	4,402	5,405,874
Balance, shares at Sep. 30, 2025	[1]	11,205,435		6,853,674
Net income (loss)			[1]		[1]		(3,786,858)		(3,786,858)
Foreign currency translation adjustment			[1]		[1]			(7,899)	(7,899)
Balance at Mar. 31, 2026		$ 4,482	[1]	$ 2,741	[1]	$ 16,159,051	$ (14,551,660)	$ (3,497)	$ 1,611,117
Balance, shares at Mar. 31, 2026	[1]	11,205,435		6,853,674

[1]	The Company effected a 1:25 forward stock split on March 31, 2025 and a surrender of 45 out of every 100 shares on June 6, 2025, as a result, the shares issued and outstanding and additional paid in capital presented here are adjusted retroactively.